Cash and cash equivalents	6 Months Ended
Jun. 30, 2019
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Cash and cash equivalents
5.	Cash and cash equivalents

	June 30, 2019	December 31, 2018

Short-term bank deposits	98,637	405,227
Short-term investment	156,130	2,357,823

	254,767	2,763,050

Cash and cash equivalents are held for the purpose of meeting short-term cash needs and include cash on hand, deposits with banks and other short-term highly liquid investments with original maturities of three-month or less, and with immaterial risk of change in value.